COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2015	708,662	12,202
Exercise of options	737	30
Repurchase of shares	(6,785)	(130)
Outstanding at December 31, 2015	702,614	12,102
Issued under public offerings[1]	156,825	7,752
Dividend reinvestment and share purchase plan	2,942	177
Exercise of options	1,683	74
Repurchase of shares	(305)	(6)
Outstanding at December 31, 2016	863,759	20,099
Dividend reinvestment and share purchase plan	12,824	790
At-the-market equity issuance program[1]	3,462	216
Exercise of options	1,331	62
Outstanding at December 31, 2017	881,376	21,167

1	Net of underwriting commissions and deferred income taxes.

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
(millions)	2017	2016	2015

Basic	872	759	709
Diluted	874	760	709

Schedule of Stock Options Activity

	Number of Options (thousands)	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life (years)
Options outstanding at January 1, 2017	10,630	$48.28
Options granted	2,066	$62.22
Options exercised	(1,331)	$42.03
Options forfeited/expired	(339)	$56.89
Options Outstanding at December 31, 2017	11,026	$51.38	3.9
Options Exercisable at December 31, 2017	6,559	$48.59	3.0

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2017	2016	2015

Weighted average fair value	$7.22	$5.67	$6.45
Expected life (years)	5.7	5.8	5.8
Interest rate	1.2%	0.7%	1.1%
Volatility[1]	18%	21%	18%
Dividend yield	3.6%	4.9%	3.7%
Forfeiture rate[2]	—	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

2	On January 1, 2017, TransCanada made an election to account for forfeitures when they occur as a result of new GAAP guidance. Refer to Note 3, Accounting changes, for further information.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2017	2016	2015
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	28	31	10
Fair value of options that have vested	140	126	91
Total options vested	2.3 million	2.1 million	2.0 million